Financial Risk Management (Details) - Liquidity risk [member] RM in Millions	Jun. 30, 2025 MYR (RM)
Financial Risk Management [Line Items]
Cash and bank balances	RM 23.7
Current assets	44.6
Current liabilities	RM 9.5